Acquisition of businesses (Tables)	6 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Disclosure of acquisition and sale of businesses and purchase of non controlling interests
Fair value of assets and liabilities acquired and cash consideration paid in respect of acquisition of subsidiaries in the six months ended 31 December 2022 were as follows:

Acquisitions
£ million
Brands	45
Property, plant and equipment	24
Inventories	24
Other working capital	1
Deferred tax	(3)
Cash	1
Fair value of assets and liabilities	92
Goodwill arising on acquisition	22
Step acquisition	(10)
Consideration payable	104
Satisfied by:
Cash consideration paid	(96)
Contingent consideration payable	(5)
Deferred consideration payable	(3)
(104)

Schedule of cash consideration paid in respect of acquisition of businesses and purchase of shares of non-controlling interests
Cash consideration paid in respect of the acquisition of businesses in the six months ended 31 December 2022 were as follows:

Consideration
£ million
Acquisitions in the year
Subsidiaries
Cash consideration paid	(96)
Cash acquired	1
Investments in associates
Cash consideration paid	(3)
Prior year acquisitions
Subsidiaries
Contingent consideration paid	(8)
Other consideration	(10)
Investments in associates
Capital injection	(28)
Net cash outflow on acquisition of businesses	(144)